Cover	Feb. 27, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2020
Entity File Number	001-36153
Entity Registrant Name	CRITEO S.A.
Entity Central Index Key	0001576427
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	32, rue Blanche
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75009
Country Region	33
City Area Code	14
Local Phone Number	040 2290
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
American Depositary
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.025 per share
Trading Symbol	CRTO
Security Exchange Name	NASDAQ
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value €0.025 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ